January 2, 2018

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Scottsdale Funds (the “Trust”)
File No. 333-11763

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 12, 2017, filed pursuant to Rule 497(e), for the Vanguard Short-Term Treasury Index, Intermediate-Term Treasury Index, and Long-Term Treasury Index Funds, each a series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2153.

Sincerely,

Jaliya S. Faulkner
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin,

U.S. Securities and Exchange Commission